Convertible debenture	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Convertible Debt [Abstract]
Convertible Debenture [Text Block]
10.	Convertible Debenture

In connection with an investment agreement with Australis on 30 October 2018 (Notes 11, 15 and 16), the Company issued an unsecured convertible debenture in the amount of CAD$1,600,000 to Australis. The convertible debenture bears interest at a rate of 8% per annum. Repayment of the outstanding principal amount of the convertible debenture, together with any accrued and unpaid interest, is to be made on or prior to 30 October 2020. The convertible debenture is convertible at the option of Australis into common shares of the Company at a conversion price of CAD$0.55 per common share, subject to adjustment and acceleration in certain circumstances.

At the date of issue, a beneficial conversion feature of $88,797 (CAD$116,714) was recognized and the debt portion of the convertible debentures was recorded at a value of $1,128,750 (CAD$1,483,636). The value of the beneficial conversion feature was recorded in equity as additional paid-in capital. Subsequent to initial recognition, the debt has been amortized over the term of the debt using the effective interest rate method at a rate of 11.3% per annum.

During the year ended 31 July 2019, the Company accrued interest and accretion expense of $98,392 (2018 - $Nil). The Company paid interest of $72,623 (2018 - $Nil) calculated up to July 31, 2019 and further paid interest of $88,821 in advance up to 30 June 2020. As consideration for receiving the interest in advance, Australis agreed to convert the debt into equity on July 1, 2020 and has given up the right to receive cash. The number of shares to be issued on conversion is fixed at 2,909,091 common shares and, accordingly, the debt is presented within equity as shares to be issued.

	31 October 2019	31 July 2019

Balance, beginning	$1,065,565	$-
Issuance of convertible debenture	-	1,128,750
Interest and accretion expense	-	98,392
Interest paid	-	(72,623)
Interest advanced	-	(88,821)
Foreign exchange adjustment	-	(133)

Balance, ending	$1,065,565	$1,065,565

10.	Convertible Debt

In connection with an investment agreement with Australis on 30 October 2018 (Notes 11, 15 and 16), the Company issued an unsecured convertible debenture in the amount of CAD$1,600,000 to Australis. The convertible debenture bears interest at a rate of 8% per annum. Repayment of the outstanding principal amount of the convertible debenture, together with any accrued and unpaid interest, is to be made on or prior to 30 October 2020. The convertible debenture is convertible at the option of Australis into common shares of the Company at a conversion price of CAD$0.55 per common share, subject to adjustment and acceleration in certain circumstances.

At the date of issue, a beneficial conversion feature of $88,797 (CAD$116,714) was recognized and the debt portion of the convertible debentures was recorded at a value of $1,128,750 (CAD$1,483,636). The value of the beneficial conversion feature was recorded in equity as additional paid-in capital. Subsequent to initial recognition, the debt has been amortized over the term of the debt using the effective interest rate method at a rate of 11.3% per annum. During the year ended 31 July 2019, the Company accrued interest and accretion expense of $98,392 (2018 - $Nil). The Company paid interest of $72,623 (2018 - $Nil) calculated up to 31 July, 2019 and further paid interest of $88,821 in advance up to 30 June 2020. As consideration for receiving the interest in advance, Australis agreed to convert the debt into equity on 1 July, 2020 and has given up the right to receive cash. The number of shares to be issue on conversion is fixed at 2,909,091 common shares and, accordingly, the debt is presented within equity as shares to be issued.

	31 July 2019	31 July 2018

Balance, beginning	$-	$-
Issuance of convertible debenture	1,128,750	-
Interest and accretion expense	98,392	-
Interest paid	(72,623)
Interest advanced	(88,821)
Foreign exchange adjustment	(133)	-

Balance, ending	$1,065,565	$-